Risk management - Schedule of exposure to risk, Spain residential mortgage (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Financial assets	€ 283,497	€ 243,203	€ 193,716
Spain | Mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	59,316	61,097	63,688
Spain | Mortgages | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	789	924	1,088
Spain | Mortgages | Gross carrying amount | Without mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	208	215	288
Spain | Mortgages | Gross carrying amount | Without mortgage collateral | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	11	16	24
Spain | Mortgages | Gross carrying amount | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	59,108	60,882	63,400
Spain | Mortgages | Gross carrying amount | With mortgage collateral | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 778	€ 908	€ 1,064